Derivative Financial Instruments and Risk Management Policies - Country Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of financial liabilities [line items]
Borrowings	€ 26,687
Proportion of net financial debt held (as a percent)	9.20%
Net repatriation of funds from dividends received	€ 652
Telefonica Hispanoamerica
Disclosure of financial liabilities [line items]
Borrowings	2,462
Net repatriation of funds to Spain	€ 693